Offerings	Dec. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.01 par value per Share
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,961.90
Offering Note	Being registered pursuant to this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.01 par value per Share
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	Calculated pursuant to Rule 457(o) and paid in connection with the filing of this Registration Statement.